CONTRACTUAL COMMITMENTS - Construction and Service Contracts (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual capital commitments	$ 1,167.0	$ 628.0
Within 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual capital commitments	515.3	312.4
Between 1 and 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual capital commitments	501.7	247.5
Between 3 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual capital commitments	150.0	57.7
After 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual capital commitments	$ 0.0	$ 10.4